Long-Term Employee Benefit Liabilities - Company's Retirement Medical Benefits Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Non-current liability	$ 670	$ 667
Retirement Medical Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	31	32
Interest cost	1	1
Actuarial losses (gains) and changes in actuarial assumptions	2	(1)
Benefits paid	(2)	(1)
Foreign exchange	1
Ending funded status	33	31
Current liability	2	2
Non-current liability	31	29
Net amount	33	31
Unrecognized past service costs	1	1
Unrecognized actuarial gains	8	11
Total accumulated other comprehensive income	9	12
Actuarial gains	(1)	(1)
Net periodic benefit cost	0	0
Retirement Medical Benefits Plans [Member] | Net Periodic Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 1	$ 1